Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on July 15, 2016 and covers activity from June 01, 2016 through June 30, 2016.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of July 2016.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Robert J. Parslow
Name:	Robert J. Parslow
Title:	Director
ABS Operations

A. Trust Activity	Trust Totals

Record Date	June 30, 2016
Number of days in Monthly Period	30
Beginning Number of Accounts	18,265,634
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	25,081,196,069.56
a. Addition of Principal Receivables	2,977,472,713.74
b. Removal of Principal Receivables	3,565,738,554.78
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,081,196,069.56
Finance Charge Collections (excluding Recoveries)	451,914,200.29
Collections of Discount Option Receivables	0.00
Recoveries	16,071,355.28
Total Collections of Finance Charge Receivables	467,985,555.57
Total Collections of Principal Receivables	9,871,578,545.78
Monthly Payment Rate	39.3585%
Defaulted Amount	36,007,567.52
Annualized Default Rate	1.7748%
Annualized Default Rate, Net of Recoveries	0.9827%
Trust Portfolio Yield	20.9549%
New Principal Receivables	9,510,137,212.44
Ending Number of Accounts	16,511,354
Ending Principal Receivables Balance	24,683,747,168.70
Ending Required Minimum Principal Balance	13,949,203,730.00
Ending Transferor Amount	11,647,108,168.70
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	24,683,747,168.70
Ending Total Accounts Receivable	25,334,451,013.38

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 1

2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	4.43%	20,750,135.88	712,592.09	437,698,543.67	1,596,549.10
2014-2	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.87%	41,500,271.75	1,425,184.18	875,397,087.35	3,193,098.20
2014-3	1,734,105,000	1,734,105,000.00	0.00	121,387,350.00	13.30%	62,250,407.63	2,137,776.27	1,313,095,631.02	4,789,647.31
2014-4	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.87%	41,500,271.75	1,425,184.18	875,397,087.35	3,193,098.20

Total	4,624,280,000.00	4,624,280,000.00	0.00	323,699,600.00	35.47%	166,001,087.01	5,700,736.73	3,501,588,349.40	12,772,392.82
Group 2

2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	10.46%	48,951,488.73	1,681,070.62	1,032,571,326.48	3,766,406.92
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	4.65%	21,756,241.14	747,143.32	458,921,094.36	1,673,960.47
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	9.07%	42,424,637.92	1,456,928.36	894,895,452.50	3,264,220.44
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	9.13%	42,735,404.44	1,467,600.57	901,450,689.28	3,288,131.32
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	5.48%	25,641,235.49	880,560.10	540,870,262.12	1,972,878.24
2014-1	1,488,096,000	1,488,096,000.00	0.00	104,166,720.00	11.41%	53,419,246.58	1,834,500.40	1,126,813,172.30	4,110,163.46
2014-5	583,092,000	583,092,000.00	0.00	40,816,440.00	4.47%	20,931,670.62	718,826.28	441,527,795.42	1,610,516.68
2015-1	1,142,858,000	1,142,858,000.00	0.00	80,000,060.00	8.77%	41,025,991.14	1,408,896.65	865,392,722.29	3,156,606.28
2009-D-II	90,908,000	90,908,000.00	0.00	6,363,560.00	0.70%	3,263,389.50	112,069.90	68,837,179.77	251,090.48

Total	8,361,237,000.00	8,361,237,000.00	0.00	585,286,590.00	64.14%	300,149,305.56	10,307,596.20	6,331,279,694.52	23,093,974.29

Other

2016-E-I	26,013,000	26,013,000.00	0.00	1,820,910.00	0.20%	933,807.27	32,068.40	19,697,513.50	71,848.65
2016-E-II	25,109,000	25,109,000.00	0.00	1,757,630.00	0.19%	901,355.73	30,953.96	19,012,988.37	69,351.77

Total	51,122,000.00	51,122,000.00	0.00	3,578,540.00	0.39%	1,835,163.00	63,022.37	38,710,501.87	141,200.42

Trust	13,036,639,000.00	13,036,639,000.00	0.00	912,564,730.00	100.00%	467,985,555.57	16,071,355.28	9,871,578,545.78	36,007,567.52

C.	Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess

Group 1
2013-3	578,035,000.00	10,785,451.78	473,313.87	829,850.15	963,391.67	0.00	2,266,555.69	10,616,591.44	0.00	8,350,035.75
2014-2	1,156,070,000.00	21,570,903.54	1,189,788.78	1,659,700.30	1,926,783.34	0.00	4,776,272.42	21,476,343.93	0.00	16,700,071.51
2014-3	1,734,105,000.00	32,356,355.32	2,117,594.54	2,489,550.45	2,890,175.00	0.00	7,497,319.99	32,547,427.25	0.00	25,050,107.26
2014-4	1,156,070,000.00	21,570,903.54	1,356,696.42	1,659,700.30	1,926,783.34	0.00	4,943,180.06	21,643,251.57	0.00	16,700,071.51

Total	4,624,280,000.00	86,283,614.18	5,137,393.61	6,638,801.20	7,707,133.35	0.00	19,483,328.16	86,283,614.19	0.00	66,800,286.03

Group 2
2008-2	1,363,638,000.00	25,443,877.77	2,366,029.11	1,957,693.21	2,272,730.00	0.00	6,596,452.32	26,671,432.83	0.00	20,074,980.51
2012-1	606,062,000.00	11,308,402.56	386,590.11	870,086.83	1,010,103.33	0.00	2,266,780.27	11,189,003.64	0.00	8,922,223.37
2012-4	1,181,820,000.00	22,051,368.19	692,298.39	1,696,668.03	1,969,700.00	0.00	4,358,666.42	21,756,988.75	0.00	17,398,322.33
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	22,212,897.61	859,125.10	1,709,096.36	1,984,128.34	0.00	4,552,349.80	22,078,117.32	0.00	17,525,767.52
2013-2	714,286,000.00	13,327,734.84	519,343.17	1,025,457.53	1,190,476.67	0.00	2,735,277.37	13,250,734.94	0.00	10,515,457.57
2014-1	1,488,096,000.00	27,766,117.35	998,571.43	2,136,370.10	2,480,160.00	0.00	5,615,101.53	27,522,307.25	0.00	21,907,205.72
2014-5	583,092,000.00	10,879,809.43	356,170.70	837,110.18	971,820.00	0.00	2,165,100.88	10,749,168.31	0.00	8,584,067.43
2015-1	1,142,858,000.00	21,324,383.20	726,603.94	1,640,732.62	1,904,763.34	0.00	4,272,099.90	21,096,837.90	0.00	16,824,738.00

Total	8,270,329,000.00	154,314,590.95	6,904,731.95	11,873,214.86	13,783,881.68	0.00	32,561,828.49	154,314,590.94	0.00	121,752,762.45

Trust Total	12,894,609,000.00	240,598,205.13	12,042,125.56	18,512,016.06	21,491,015.03	0.00	52,045,156.65	240,598,205.13	0.00	188,553,048.48

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	86,283,614.18	19,483,328.16	66,800,286.02
Group 2	154,314,590.95	32,561,828.49	121,752,762.46

(1)	Series 2009-D-II, Series 2016-E-I and Series 2016-E-II do not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, Series 2016-E-I and Series 2016-E-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	57,241,746	0.23%	10,741	0.07%
61-90 Days Delinquent	40,306,258	0.16%	5,796	0.04%
91-120 Days Delinquent	33,104,452	0.13%	4,465	0.03%
120+ Days Delinquent	57,485,067	0.23%	7,322	0.04%

Total 30+ Days Delinquent	188,137,522	0.74%	28,324	0.17%

Loss Experience:

Ending Principal Receivables Balance	24,683,747,168.70
Defaulted Amount	36,007,567.52
Recoveries	16,071,355.28
Net Default Amount	19,936,212.24
Annualized Default Rate	1.77%
Annualized Recovery Rate	0.79%
Annualized Default Rate, Net of Recoveries	0.98%
Number of Accounts Experiencing a Loss	7,822.00
Number of Accounts Experiencing a Recovery	49,039.00
Average Net Default Amount per Account Experiencing a Loss	2,548.74

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 09, 2016 under CIK number 0001283434

F. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

No activity to report for reporting period.

G. Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,623,503,806.92	1,363,638,000.00	1,259,865,806.92
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	48,951,488.73	25,443,877.77	23,507,610.96
Collections of Principal Receivables	1,032,571,326.48	536,707,244.25	495,864,082.23
Defaulted Amount	3,766,406.92	1,957,693.21	1,808,713.71

Ending Invested Amount / Transferor Amount	2,581,930,482.36	1,363,638,000.00	1,218,292,482.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	1.70205%	4.19205%	5.44205%
Monthly Interest Due	1,702,050.00	262,006.62	401,972.49	2,366,029.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,702,050.00	262,006.62	401,972.49	2,366,029.11
Investor Default Amount	1,722,767.96	107,674.43	127,250.82	1,957,693.21
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,424,817.96	494,682.72	676,951.64	6,596,452.32

Reallocated Investor Finance Charge Collections				26,671,432.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.0501%
Base Rate				4.1388%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,702,050.00	262,006.62	401,972.49	2,366,029.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,702,050.00	262,006.62	401,972.49	2,366,029.11
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.42

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.42

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$3.49

(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.49

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$20,476,953.00

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$401,972.49

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,074,980.51

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$23,470,832.73

a. Class A Monthly Interest	$1,702,050.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,722,767.96
e. Excess Spread	$20,046,014.77

2. Class B Available Funds	$1,466,946.60

a. Class B Monthly Interest	$262,006.62
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,204,939.98

3. Collateral Available Funds	$1,733,653.50

a. Excess Spread	$1,733,653.50

4. Total Excess Spread	$22,984,608.25

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2008-2 Allocable Principal Collections	$1,032,571,326.48

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$536,707,244.25

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$536,707,244.25

6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,957,693.21

8. Available Principal Collections (total of items 5, 6 and 7)	$538,664,937.46

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$88,637,000.00

2. Required Collateral Invested Amount	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$538,664,937.46

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2

1. Excess Spread	$22,984,608.25
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$107,674.43
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$401,972.49
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$127,250.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,074,980.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

1. Excess Spread	$22,984,608.25
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$107,674.43
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$401,972.49
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$127,250.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,074,980.51

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	4.1388%
b. Prior Monthly Period	4.1311%

c. Second Prior Monthly Period	4.0640%
2. Three Month Average Base Rate	4.1113%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	22.0501%
b. Prior Monthly Period	19.6665%
c. Second Prior Monthly Period	21.1419%
4. Three Month average Series Adjusted Portfolio Yield	20.9528%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,166,002,974.56	606,062,000.00	559,940,974.56
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	21,756,241.14	11,308,402.56	10,447,838.58
Collections of Principal Receivables	458,921,094.36	238,536,815.39	220,384,278.97
Defaulted Amount	1,673,960.47	870,086.83	803,873.64

Ending Invested Amount / Transferor Amount	1,147,525,921.10	606,062,000.00	541,463,921.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.71205%	1.24205%	1.59205%
Monthly Interest Due	296,687.50	37,638.26	52,264.35	386,590.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	296,687.50	37,638.26	52,264.35	386,590.11
Investor Default Amount	717,819.99	52,205.61	100,061.23	870,086.83
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,847,840.82	150,450.54	268,488.91	2,266,780.27

Reallocated Investor Finance Charge Collections				11,189,003.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.7152%
Base Rate				2.8039%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	296,687.50	37,638.26	52,264.35	386,590.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	296,687.50	37,638.26	52,264.35	386,590.11
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.59

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.59

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.04

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.04

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,974,487.72

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$52,264.35

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,922,223.37

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,230,906.77

a. Class A Monthly Interest	$296,687.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$717,819.99
e. Excess Spread	$8,216,399.28

2. Class B Available Funds	$671,345.39

a. Class B Monthly Interest	$37,638.26
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$633,707.13

3. Collateral Available Funds	$1,286,751.48

a. Excess Spread	$1,286,751.48

4. Total Excess Spread	$10,136,857.89

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2012-1 Allocable Principal Collections	$458,921,094.36

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$238,536,815.39

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$238,536,815.39

6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00

7. Other amounts treated as Available Principal Collections:	$870,086.83

8. Available Principal Collections (total of items 5, 6 and 7)	$239,406,902.22

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$69,698,000.00

2. Required Collateral Invested Amount	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$239,406,902.22

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$10,136,857.89
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$52,205.61
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$52,264.35
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$100,061.23
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,922,223.37

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2012-1
1. Excess Spread	$10,136,857.89
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$52,205.61
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$52,264.35
10. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
11. Collateral Default Amount treated as Available Principal Collections	$100,061.23
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,922,223.37

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.8039%

b. Prior Monthly Period	2.7965%
c. Second Prior Monthly Period	2.7295%
2. Three Month Average Base Rate	2.7766%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.7152%
b. Prior Monthly Period	18.3750%
c. Second Prior Monthly Period	19.7629%
4. Three Month average Series Adjusted Portfolio Yield	19.6177%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$606,062,000.00
Monthly Interest	$574,526.68
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$606,636,526.68

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,273,704,068.89	1,181,820,000.00	1,091,884,068.89
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	42,424,637.92	22,051,368.19	20,373,269.73
Collections of Principal Receivables	894,895,452.50	465,146,435.78	429,749,016.72
Defaulted Amount	3,264,220.44	1,696,668.03	1,567,552.41

Ending Invested Amount / Transferor Amount	2,237,673,842.08	1,181,820,000.00	1,055,853,842.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.68205%	0.99205%	1.24205%
Monthly Interest Due	554,165.63	58,621.89	79,510.87	692,298.39
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	554,165.63	58,621.89	79,510.87	692,298.39
Investor Default Amount	1,399,748.97	101,801.23	195,117.83	1,696,668.03
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,578,914.60	278,606.45	501,145.37	4,358,666.42

Reallocated Investor Finance Charge Collections				21,756,988.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.6518%
Base Rate				2.7405%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	554,165.63	58,621.89	79,510.87	692,298.39
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	554,165.63	58,621.89	79,510.87	692,298.39
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.57

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$17,477,833.19

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$79,510.87

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,398,322.32

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,949,488.10

a. Class A Monthly Interest	$554,165.63
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,399,748.97
e. Excess Spread	$15,995,573.50

2. Class B Available Funds	$1,305,434.05

a. Class B Monthly Interest	$58,621.89
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,246,812.16

3. Collateral Available Funds	$2,502,066.59

a. Excess Spread	$2,502,066.59

4. Total Excess Spread	$19,744,452.25

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2012-4 Allocable Principal Collections	$894,895,452.50

3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$465,146,435.78

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$465,146,435.78

6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,696,668.03

8. Available Principal Collections (total of items 5, 6 and 7)	$466,843,103.81

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$135,910,000.00

2. Required Collateral Invested Amount	$135,910,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$466,843,103.81

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$19,744,452.25
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$101,801.23
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$79,510.87
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$195,117.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,398,322.32

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.7405%
b. Prior Monthly Period	2.7332%
c. Second Prior Monthly Period	2.6661%
2. Three Month Average Base Rate	2.7133%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.6518%
b. Prior Monthly Period	18.3136%
c. Second Prior Monthly Period	19.6974%
4. Three Month average Series Adjusted Portfolio Yield	19.5543%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,181,820,000.00
Monthly Interest	$1,009,521.04
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,182,829,521.04

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	N/A	N/A	N/A

Increase LIBOR Determination Date	N/A	N/A	N/A

Coupon (6/15/16 to 7/14/16)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00

Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00

Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total

Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution:	$0.00

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.00

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.00

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.00

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$0.00

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$0.00

a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00

2. Class B Available Funds	$0.00

a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00

3. Collateral Available Funds	$0.00

a. Excess Spread	$0.00

4. Total Excess Spread	$0.00

K. Reallocated Principal Collections

1. Principal Allocation Percentage	0.0000%

2. Series 2012-A Allocable Principal Collections	$0.00

3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$0.00

6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00

7. Other amounts treated as Available Principal Collections	$0.00

8. Available Principal Collections (total of items 5, 6 & 7)	$0.00

L. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$0.00

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$0.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$0.00
10. Applied to unpaid Monthly Servicing Fee	$0.00
11. Collateral Default Amount treated as Available Principal Collections	$0.00
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P. Funding of Excess Overpayment Account Amount

1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A

R. Reassignment Amount
1. Adjusted Invested Amount	0.00
2. Monthly Interest	0.00
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,290,359,275.37	1,190,477,000.00	1,099,882,275.37
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	42,735,404.44	22,212,897.61	20,522,506.83
Collections of Principal Receivables	901,450,689.28	468,553,699.75	432,896,989.53
Defaulted Amount	3,288,131.32	1,709,096.36	1,579,034.96

Ending Invested Amount / Transferor Amount	2,254,065,122.01	1,190,477,000.00	1,063,588,122.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.86205%	1.14205%	1.39205%
Monthly Interest Due	718,375.00	50,984.92	89,765.18	859,125.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	718,375.00	50,984.92	89,765.18	859,125.10
Investor Default Amount	1,435,639.97	76,910.10	196,546.29	1,709,096.36
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,820,681.64	217,181.69	514,486.47	4,552,349.80

Reallocated Investor Finance Charge Collections				22,078,117.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8171%
Base Rate				2.9058%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	718,375.00	50,984.92	89,765.18	859,125.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	718,375.00	50,984.92	89,765.18	859,125.10
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.72

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.95

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.95

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$17,615,532.70

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$89,765.18

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,525,767.52

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$18,545,605.94

a. Class A Monthly Interest	$718,375.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,435,639.97
e. Excess Spread	$16,391,590.97

2. Class B Available Funds	$993,525.20

a. Class B Monthly Interest	$50,984.92
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$942,540.28

3. Collateral Available Funds	$2,538,986.18

a. Excess Spread	$2,538,986.18

4. Total Excess Spread	$19,873,117.43

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2013-1 Allocable Principal Collections	$901,450,689.28

3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$468,553,699.75

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$468,553,699.75

6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,709,096.36

8. Available Principal Collections (total of items 5, 6 and 7)	$470,262,796.11

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$136,905,000.00

2. Required Collateral Invested Amount	$136,905,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$470,262,796.11

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$19,873,117.43
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$76,910.10
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$89,765.18
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$196,546.29
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,525,767.52

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2013-1
1. Excess Spread	$19,873,117.43
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$76,910.10
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$89,765.18
10. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
11. Collateral Default Amount treated as Available Principal Collections	$196,546.29
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,525,767.52

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.9058%

b. Prior Monthly Period	2.8985%
c. Second Prior Monthly Period	2.8314%
2. Three Month Average Base Rate	2.8786%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.8171%
b. Prior Monthly Period	18.4736%
c. Second Prior Monthly Period	19.8682%
4. Three Month average Series Adjusted Portfolio Yield	19.7197%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,190,477,000.00
Monthly Interest	$1,129,068.92
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,191,606,068.92

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,374,215,180.44	714,286,000.00	659,929,180.44
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	25,641,235.49	13,327,734.84	12,313,500.65
Collections of Principal Receivables	540,870,262.12	281,132,141.13	259,738,120.99
Defaulted Amount	1,972,878.24	1,025,457.53	947,420.71

Ending Invested Amount / Transferor Amount	1,352,438,694.52	714,286,000.00	638,152,694.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.86205%	1.14205%	1.49205%
Monthly Interest Due	431,025.00	30,590.76	57,727.41	519,343.17
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	431,025.00	30,590.76	57,727.41	519,343.17
Investor Default Amount	861,383.98	46,145.78	117,927.77	1,025,457.53
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,292,408.98	130,308.21	312,560.18	2,735,277.37

Reallocated Investor Finance Charge Collections				13,250,734.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8237%
Base Rate				2.9124%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	431,025.00	30,590.76	57,727.41	519,343.17
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	431,025.00	30,590.76	57,727.41	519,343.17
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.72

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.95

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.95

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$10,573,184.98

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$57,727.41

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,515,457.57

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$11,130,612.90

a. Class A Monthly Interest	$431,025.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$861,383.98
e. Excess Spread	$9,838,203.92

2. Class B Available Funds	$596,285.48

a. Class B Monthly Interest	$30,590.76
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$565,694.72

3. Collateral Available Funds	$1,523,836.56

a. Excess Spread	$1,523,836.56

4. Total Excess Spread	$11,927,735.20

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2013-2 Allocable Principal Collections	$540,870,262.12

3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$281,132,141.13

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$281,132,141.13

6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,025,457.53

8. Available Principal Collections (total of items 5, 6 and 7)	$282,157,598.66

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$82,143,000.00

2. Required Collateral Invested Amount	$82,143,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$282,157,598.66

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
1. Excess Spread	$11,927,735.20
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$46,145.78
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$57,727.41
9. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
10. Collateral Default Amount treated as Available Principal Collections	$117,927.77
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$10,515,457.57

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2013-2
1. Excess Spread	$11,927,735.20
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$46,145.78
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$57,727.41
10. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
11. Collateral Default Amount treated as Available Principal Collections	$117,927.77
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$10,515,457.57

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.9124%

b. Prior Monthly Period	2.9051%
c. Second Prior Monthly Period	2.8380%
2. Three Month Average Base Rate	2.8852%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.8237%
b. Prior Monthly Period	18.4800%
c. Second Prior Monthly Period	19.8751%
4. Three Month average Series Adjusted Portfolio Yield	19.7263%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$714,286,000.00
Monthly Interest	$681,312.18
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,967,312.18

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,112,081,815.72	578,035,000.00	534,046,815.72
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	20,750,135.88	10,785,451.78	9,964,684.10
Collections of Principal Receivables	437,698,543.67	227,505,813.07	210,192,730.60
Defaulted Amount	1,596,549.10	829,850.15	766,698.95

Ending Invested Amount / Transferor Amount	1,094,459,223.32	578,035,000.00	516,424,223.32

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,500,000.00	0.00	0.00	2,500,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	2,500,000.00	0.00	0.00	2,500,000.00

LIBOR Determination Date	NA	NA	NA
Coupon June 15, 2016 to July 14, 2016	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	717,819.99	31,118.93	80,911.23	829,850.15
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,959,486.65	90,366.67	216,702.37	2,266,555.69

Reallocated Investor Finance Charge Collections				10,616,591.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.5994%
Base Rate				3.0240%
Excess Spread Percentage				17.3347%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.82

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.82

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.07

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.07

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$5,891,895.22

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,850,035.75

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,183,346.54

a. Class A Monthly Interest	$408,333.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$717,819.99
e. Excess Spread	$8,057,193.22

2. Class B Available Funds	$398,116.44

a. Class B Monthly Interest	$23,121.07
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$374,995.37

3. Collateral Available Funds	$1,035,128.46

a. Excess Spread	$1,035,128.46

4. Total Excess Spread	$9,467,317.05

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2013-3 Allocable Principal Collections	$437,698,543.67

3. Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$227,505,813.07

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$227,505,813.07

6. Shared Principal Collections from other Series allocated to Series 2013-3	$0.00

7. Other amounts treated as Available Principal Collections:	$829,850.15

8. Available Principal Collections (total of items 5, 6 and 7)	$228,335,663.22

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$56,359,000.00

2. Required Collateral Invested Amount	$56,359,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$228,335,663.22

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
1. Excess Spread	$9,467,317.05
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$31,118.93
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
9. Applied to unpaid Monthly Servicing Fee	$963,391.67
10. Collateral Default Amount treated as Available Principal Collections	$80,911.23
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$2,500,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,850,035.75

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-I Allocated to Series 2013-3
1. Excess Spread	$9,467,317.05
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-I	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$31,118.93
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
10. Applied to unpaid Monthly Servicing Fee	$963,391.67
11. Collateral Default Amount treated as Available Principal Collections	$80,911.23
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$2,500,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,850,035.75

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0240%

b. Prior Monthly Period	3.0240%
c. Second Prior Monthly Period	2.9265%
2. Three Month Average Base Rate	2.9915%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.5994%
b. Prior Monthly Period	18.2629%
c. Second Prior Monthly Period	19.6551%
4. Three Month average Series Adjusted Portfolio Yield	19.5058%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$578,035,000.00
Monthly Interest	$578,337.80
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$578,613,337.80

Series 2014-1 Certificates

	Series Allocations	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations		Interest
Beginning Invested Amount/Transferor Amount	2,862,948,613.24	1,488,096,000.00	1,374,852,613.24
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	53,419,246.58	27,766,117.35	25,653,129.23
Collections of Principal Receivables	1,126,813,172.30	585,692,026.29	541,121,146.01
Defaulted Amount	4,110,163.46	2,136,370.10	1,973,793.36

Ending Invested Amount / Transferor Amount	2,817,580,929.16	1,488,096,000.00	1,329,484,929.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.81205%	0.94205%	1.24205%
Monthly Interest Due	845,885.42	52,569.53	100,116.48	998,571.43
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	845,885.42	52,569.53	100,116.48	998,571.43
Investor Default Amount	1,794,549.96	96,136.20	245,683.94	2,136,370.10
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,723,768.71	260,312.40	631,020.42	5,615,101.53

Reallocated Investor Finance Charge Collections				27,522,307.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.7555%
Base Rate				2.8442%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	845,885.42	52,569.53	100,116.48	998,571.43
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	845,885.42	52,569.53	100,116.48	998,571.43
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.68

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.68

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.79

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.79

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$22,007,322.20

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$100,116.48

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$21,907,205.72

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$23,118,726.25

a. Class A Monthly Interest	$845,885.42
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,794,549.96
e. Excess Spread	$20,478,290.87

2. Class B Available Funds	$1,238,497.91

a. Class B Monthly Interest	$52,569.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,185,928.38

3. Collateral Available Funds	$3,165,083.09

a. Excess Spread	$3,165,083.09

4. Total Excess Spread	$24,829,302.34

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2014-1 Allocable Principal Collections	$1,126,813,172.30

3. Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections	$585,692,026.29

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$585,692,026.29

6. Shared Principal Collections from other Series allocated to Series 2014-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,136,370.10

8. Available Principal Collections (total of items 5, 6 and 7)	$587,828,396.39

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$171,132,000.00

2. Required Collateral Invested Amount	$171,132,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$587,828,396.39

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
1. Excess Spread	$24,829,302.34
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$96,136.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$100,116.48
9. Applied to unpaid Monthly Servicing Fee	$2,480,160.00
10. Collateral Default Amount treated as Available Principal Collections	$245,683.94
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$21,907,205.72

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.8442%
b. Prior Monthly Period	2.8369%
c. Second Prior Monthly Period	2.7698%
2. Three Month Average Base Rate	2.8170%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.7555%
b. Prior Monthly Period	18.4140%
c. Second Prior Monthly Period	19.8046%
4. Three Month average Series Adjusted Portfolio Yield	19.6580%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,488,096,000.00
Monthly Interest	$1,289,498.08
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,489,385,498.08

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,224,163,631.45	1,156,070,000.00	1,068,093,631.45
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	41,500,271.75	21,570,903.54	19,929,368.21
Collections of Principal Receivables	875,397,087.35	455,011,626.15	420,385,461.20
Defaulted Amount	3,193,098.20	1,659,700.30	1,533,397.90

Ending Invested Amount / Transferor Amount	2,188,918,446.64	1,156,070,000.00	1,032,848,446.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon June 15, 2016 to July 14, 2016	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Investor Default Amount	1,435,639.97	62,239.30	161,821.03	1,659,700.30
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,152,306.64	185,795.35	438,170.43	4,776,272.42

Reallocated Investor Finance Charge Collections				21,476,343.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8554%
Base Rate				3.2799%
Excess Spread Percentage				17.3347%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.05

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.05

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.18

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.18

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$16,788,559.23

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,487.73

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,700,071.50

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$18,577,027.28

a. Class A Monthly Interest	$1,050,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,435,639.97
e. Excess Spread	$16,091,387.31

2. Class B Available Funds	$805,369.86

a. Class B Monthly Interest	$51,301.05
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$754,068.81

3. Collateral Available Funds	$2,093,946.78

a. Excess Spread	$2,093,946.78

4. Total Excess Spread	$18,939,402.90

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2014-2 Allocable Principal Collections	$875,397,087.35

3. Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections	$455,011,626.15

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$455,011,626.15

6. Shared Principal Collections from other Series allocated to Series 2014-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,659,700.30

8. Available Principal Collections (total of items 5, 6 and 7)	$456,671,326.45

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$112,717,000.00

2. Required Collateral Invested Amount	$112,717,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$456,671,326.45

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-2
1. Excess Spread	$18,939,402.90
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$62,239.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$88,487.73
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$161,821.03
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,700,071.50

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-I Allocated to Series 2014-2
1. Excess Spread	$18,939,402.90
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-I	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$62,239.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$88,487.73
10. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
11. Collateral Default Amount treated as Available Principal Collections	$161,821.03
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,700,071.50

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.2799%

b. Prior Monthly Period	3.2799%
c. Second Prior Monthly Period	3.1741%
2. Three Month Average Base Rate	3.2447%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.8554%
b. Prior Monthly Period	18.5105%
c. Second Prior Monthly Period	19.9110%
4. Three Month average Series Adjusted Portfolio Yield	19.7590%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,343,329.41
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,413,329.41

Series 2014-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,336,245,447.17	1,734,105,000.00	1,602,140,447.17
Beginning Adjusted Invested Amount	N/A	1,734,105,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	62,250,407.63	32,356,355.32	29,894,052.31
Collections of Principal Receivables	1,313,095,631.02	682,517,439.23	630,578,191.79
Defaulted Amount	4,789,647.31	2,489,550.45	2,300,096.86

Ending Invested Amount / Transferor Amount	3,283,377,669.96	1,734,105,000.00	1,549,272,669.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon June 15, 2016 to July 14, 2016	1.49000%	1.73000%	2.03000%
Monthly Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Investor Default Amount	2,153,459.96	93,358.23	242,732.26	2,489,550.45
Investor Monthly Fees Due	2,500,000.00	108,381.67	281,793.33	2,890,175.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,515,959.96	295,490.04	685,869.99	7,497,319.99

Reallocated Investor Finance Charge Collections				32,547,427.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.0889%
Base Rate				3.5135%
Excess Spread Percentage				17.3347%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00
Distributions of Interest	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Ending Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.24

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.44

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.44

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$25,211,451.66

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$161,344.40

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,050,107.26

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$28,153,509.09

a. Class A Monthly Interest	$1,862,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,153,459.96
e. Excess Spread	$24,137,549.13

2. Class B Available Funds	$1,220,529.69

a. Class B Monthly Interest	$93,750.14
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,126,779.55

3. Collateral Available Funds	$3,173,388.47

a. Excess Spread	$3,173,388.47

4. Total Excess Spread	$28,437,717.15

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2014-3 Allocable Principal Collections	$1,313,095,631.02

3. Principal Allocation Percentage of Series 2014-3 Allocable Principal Collections	$682,517,439.23

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$682,517,439.23

6. Shared Principal Collections from other Series allocated to Series 2014-3	$0.00

7. Other amounts treated as Available Principal Collections:	$2,489,550.45

8. Available Principal Collections (total of items 5, 6 and 7)	$685,006,989.68

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$169,076,000.00

2. Required Collateral Invested Amount	$169,076,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$685,006,989.68

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-3
1. Excess Spread	$28,437,717.15
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$93,358.23
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$161,344.40
9. Applied to unpaid Monthly Servicing Fee	$2,890,175.00
10. Collateral Default Amount treated as Available Principal Collections	$242,732.26
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$25,050,107.26

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-I Allocated to Series 2014-3
1. Excess Spread	$28,437,717.15
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-I	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$93,358.23
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$161,344.40
10. Applied to unpaid Monthly Servicing Fee	$2,890,175.00
11. Collateral Default Amount treated as Available Principal Collections	$242,732.26
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$25,050,107.26

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5135%

b. Prior Monthly Period	3.5135%
c. Second Prior Monthly Period	3.4002%
2. Three Month Average Base Rate	3.4757%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	21.0889%
b. Prior Monthly Period	18.7366%
c. Second Prior Monthly Period	20.1445%
4. Three Month average Series Adjusted Portfolio Yield	19.9900%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,734,105,000.00
Monthly Interest	$2,451,087.04
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,736,556,087.04

Series 2014-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,224,163,631.45	1,156,070,000.00	1,068,093,631.45
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	41,500,271.75	21,570,903.54	19,929,368.21
Collections of Principal Receivables	875,397,087.35	455,011,626.15	420,385,461.20
Defaulted Amount	3,193,098.20	1,659,700.30	1,533,397.90

Ending Invested Amount / Transferor Amount	2,188,918,446.64	1,156,070,000.00	1,032,848,446.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon June 15, 2016 to July 14, 2016	1.43000%	1.62000%	2.01000%
Monthly Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Investor Default Amount	1,435,639.97	62,239.30	161,821.03	1,659,700.30
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,293,973.31	193,020.85	456,185.90	4,943,180.06

Reallocated Investor Finance Charge Collections				21,643,251.57
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.0310%
Base Rate				3.4556%
Excess Spread Percentage				17.3347%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.19

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.19

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.35

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.35

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$16,806,574.70

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$106,503.20

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,700,071.50

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$18,721,402.31

a. Class A Monthly Interest	$1,191,666.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,435,639.97
e. Excess Spread	$16,094,095.67

2. Class B Available Funds	$811,628.95

a. Class B Monthly Interest	$58,526.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$753,102.40

3. Collateral Available Funds	$2,110,220.30

a. Excess Spread	$2,110,220.30

4. Total Excess Spread	$18,957,418.37

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2014-4 Allocable Principal Collections	$875,397,087.35

3. Principal Allocation Percentage of Series 2014-4 Allocable Principal Collections	$455,011,626.15

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$455,011,626.15

6. Shared Principal Collections from other Series allocated to Series 2014-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,659,700.30

8. Available Principal Collections (total of items 5, 6 and 7)	$456,671,326.45

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$112,717,000.00

2. Required Collateral Invested Amount	$112,717,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$456,671,326.45

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-4
1. Excess Spread	$18,957,418.37
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$62,239.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$106,503.20
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$161,821.03
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,700,071.50

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.4556%
b. Prior Monthly Period	3.4556%
c. Second Prior Monthly Period	3.3441%
2. Three Month Average Base Rate	3.4184%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	21.0310%
b. Prior Monthly Period	18.6805%
c. Second Prior Monthly Period	20.0866%
4. Three Month average Series Adjusted Portfolio Yield	19.9327%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,566,330.55
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,636,330.55

Series 2014-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,121,810,980.47	583,092,000.00	538,718,980.47
Beginning Adjusted Invested Amount	N/A	583,092,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	20,931,670.62	10,879,809.43	10,051,861.19
Collections of Principal Receivables	441,527,795.42	229,496,171.61	212,031,623.81
Defaulted Amount	1,610,516.68	837,110.18	773,406.50

Ending Invested Amount / Transferor Amount	1,104,034,214.96	583,092,000.00	520,942,214.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.73205%	0.89205%	1.24205%
Monthly Interest Due	305,020.83	11,920.76	39,229.11	356,170.70
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	305,020.83	11,920.76	39,229.11	356,170.70
Investor Default Amount	717,819.99	23,021.92	96,268.27	837,110.18
Investor Monthly Fees Due	833,333.33	26,726.67	111,760.00	971,820.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,856,174.15	61,669.35	247,257.38	2,165,100.88

Reallocated Investor Finance Charge Collections				10,749,168.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.6823%
Base Rate				2.7710%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00
Distributions of Interest	305,020.83	11,920.76	39,229.11	356,170.70
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	305,020.83	11,920.76	39,229.11	356,170.70
Ending Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.61

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.61

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.74

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.74

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,623,296.54

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,229.11

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,584,067.43

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,217,386.20

a. Class A Monthly Interest	$305,020.83
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$717,819.99
e. Excess Spread	$8,194,545.38

2. Class B Available Funds	$295,620.01

a. Class B Monthly Interest	$11,920.76
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$283,699.25

3. Collateral Available Funds	$1,236,162.10

a. Excess Spread	$1,236,162.10

4. Total Excess Spread	$9,714,406.73

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2014-5 Allocable Principal Collections	$441,527,795.42

3. Principal Allocation Percentage of Series 2014-5 Allocable Principal Collections	$229,496,171.61

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$229,496,171.61

6. Shared Principal Collections from other Series allocated to Series 2014-5	$0.00

7. Other amounts treated as Available Principal Collections:	$837,110.18

8. Available Principal Collections (total of items 5, 6 and 7)	$230,333,281.79

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$67,056,000.00

2. Required Collateral Invested Amount	$67,056,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$230,333,281.79

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-5
1. Excess Spread	$9,714,406.73
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$23,021.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,229.11
9. Applied to unpaid Monthly Servicing Fee	$971,820.00
10. Collateral Default Amount treated as Available Principal Collections	$96,268.27
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,584,067.43

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.7710%
b. Prior Monthly Period	2.7636%
c. Second Prior Monthly Period	2.6966%
2. Three Month Average Base Rate	2.7437%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.6823%
b. Prior Monthly Period	18.3431%
c. Second Prior Monthly Period	19.7289%
4. Three Month average Series Adjusted Portfolio Yield	19.5848%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$583,092,000.00
Monthly Interest	$464,094.01
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$583,556,094.01

Series 2015-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,198,745,058.27	1,142,858,000.00	1,055,887,058.27
Beginning Adjusted Invested Amount	N/A	1,142,858,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	41,025,991.14	21,324,383.20	19,701,607.94
Collections of Principal Receivables	865,392,722.29	449,811,583.24	415,581,139.05
Defaulted Amount	3,156,606.28	1,640,732.62	1,515,873.66

Ending Invested Amount / Transferor Amount	2,163,902,668.60	1,142,858,000.00	1,021,044,668.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	June 13, 2016	June 13, 2016	June 13, 2016
Coupon June 15, 2016 to July 14, 2016	0.73205%	1.04205%	1.44205%
Monthly Interest Due	610,041.67	27,292.16	89,270.11	726,603.94
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	610,041.67	27,292.16	89,270.11	726,603.94
Investor Default Amount	1,435,639.96	45,120.73	159,971.93	1,640,732.62
Investor Monthly Fees Due	1,666,666.67	52,381.67	185,715.00	1,904,763.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,712,348.30	124,794.56	434,957.04	4,272,099.90

Reallocated Investor Finance Charge Collections				21,096,837.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.7126%
Base Rate				2.8013%
Excess Spread Percentage				17.6660%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00
Distributions of Interest	610,041.67	27,292.16	89,270.11	726,603.94
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	610,041.67	27,292.16	89,270.11	726,603.94
Ending Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.61

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.61

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.87

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.87

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$16,914,008.11

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$89,270.11

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,824,738.00

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$18,459,719.32

a. Class A Monthly Interest	$610,041.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,435,639.96
e. Excess Spread	$16,414,037.69

2. Class B Available Funds	$580,170.52

a. Class B Monthly Interest	$27,292.16
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$552,878.36

3. Collateral Available Funds	$2,056,948.06

a. Excess Spread	$2,056,948.06

4. Total Excess Spread	$19,023,864.11

K. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2015-1 Allocable Principal Collections	$865,392,722.29

3. Principal Allocation Percentage of Series 2015-1 Allocable Principal Collections	$449,811,583.24

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$449,811,583.24

6. Shared Principal Collections from other Series allocated to Series 2015-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,640,732.62

8. Available Principal Collections (total of items 5, 6 and 7)	$451,452,315.86

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$111,429,000.00

2. Required Collateral Invested Amount	$111,429,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$451,452,315.86

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2015-1
1. Excess Spread	$19,023,864.11
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$45,120.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$89,270.11
9. Applied to unpaid Monthly Servicing Fee	$1,904,763.34
10. Collateral Default Amount treated as Available Principal Collections	$159,971.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,824,738.00

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.8013%
b. Prior Monthly Period	2.7939%
c. Second Prior Monthly Period	2.7268%
2. Three Month Average Base Rate	2.7740%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.7126%
b. Prior Monthly Period	18.3724%
c. Second Prior Monthly Period	19.7601%
4. Three Month average Series Adjusted Portfolio Yield	19.6150%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,142,858,000.00
Monthly Interest	$879,572.74
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,143,737,572.74

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	174,897,945.11	90,908,000.00	83,989,945.11
Beginning Adjusted Invested Amount	N/A	90,908,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	3,263,389.50	1,696,236.12	1,567,153.38
Collections of Principal Receivables	68,837,179.77	35,780,010.65	33,057,169.12
Defaulted Amount	251,090.48	130,511.16	120,579.32

Ending Invested Amount / Transferor Amount	172,126,426.73	90,908,000.00	81,218,426.73

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			June 13, 2016
Coupon June 15, 2016 - July 14, 2016			20.44205%
Monthly Interest Due			1,548,621.57
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			1,548,621.57
Investor Default Amount			130,511.16
Investor Monthly Fees Due			151,513.33
Investor Additional Amounts Due			0.00
Total Due			1,830,646.06

Investor Finance Charge Collections			1,696,236.12

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			90,908,000.00
Distributions of Interest			1,548,621.57
Distributions of Principal			0.00
Total Distributions			1,548,621.57
Ending Certificates Balance			90,908,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$17.04

(2) The amount of the distribution in respect of Monthly Interest	$17.04

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00

Series 2009-D-II
Invested Amount	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$1,696,236.12

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$130,511.16
d. Monthly Interest	$1,548,621.57
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$17,103.39

H. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2009-D-II Allocable Principal Collections	$68,837,179.77

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$35,780,010.65

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$35,780,010.65

6. Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00

7. Other amounts treated as Available Principal Collections	$130,511.16

8. Available Principal Collections (total of items 5, 6 and 7)	$35,910,521.81

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$35,910,521.81

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II

1. Excess Spread	$17,103.39

2. Excess Finance Charge Collections	$134,409.94

3. Applied to fund Required Amount	$0.00

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$151,513.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2008-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2016-E-I Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	50,046,423.27	26,013,000.00	24,033,423.27
Beginning Adjusted Invested Amount	N/A	26,013,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	933,807.27	485,371.92	448,435.35
Collections of Principal Receivables	19,697,513.50	10,238,322.45	9,459,191.05
Defaulted Amount	71,848.65	37,345.30	34,503.35

Ending Invested Amount / Transferor Amount	49,253,363.16	26,013,000.00	23,240,363.16

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			N/A
Coupon June 07, 2016 - July 14, 2016			4.88000%
Monthly Interest Due			133,995.85
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			133,995.85
Investor Default Amount			37,345.30
Investor Monthly Fees Due			43,355.00
Investor Additional Amounts Due			0.00
Total Due			214,696.15

Investor Finance Charge Collections			485,371.92
Series Adjusted Portfolio Yield			20.95%
Base Rate			6.98%
Excess Spread Percentage			12.49%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			26,013,000.00
Distributions of Interest			133,995.85
Distributions of Principal			0.00
Total Distributions			133,995.85
Ending Certificates Balance			26,013,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2016-E-I Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$5.15

(2) The amount of the distribution in respect of Monthly Interest	$5.15

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2016-E-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1)    The amount of reductions in the Scheduled Partial Amortization Amount for each of the following Referenced Series pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount:

a. Series 2013-3	$0.00
b. Series 2014-2	$0.00
c. Series 2014-3	$0.00

(2) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The total amount reimbursed in respect of the reductions in the Scheduled Partial Amortization Amount for each of the following References Series:

a. Series 2013-3	$0.00
b. Series 2014-2	$0.00
c. Series 2014-3	$0.00

(4) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Series 2016-E-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2016-E-I Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2013-3	4,336,000.00	0.00	0.00	0.00	0.00	4,336,000.00
2014-2	8,671,000.00	0.00	0.00	0.00	0.00	8,671,000.00
2014-3	13,006,000.00	0.00	0.00	0.00	0.00	13,006,000.00

Series 2016-E-I
Invested Amount	26,013,000.00	0.00	0.00	0.00	0.00	26,013,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$485,371.92

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$37,345.30
d. Monthly Interest	$133,995.85
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$314,030.77

H. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2016-E-I Allocable Principal Collections	$19,697,513.50

3. Principal Allocation Percentage of Series 2016-E-I Allocable Principal Collections	$10,238,322.45

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$10,238,322.45

6. Shared Principal Collections from other Series allocated to Series 2016-E-I	$0.00

7. Other amounts treated as Available Principal Collections	$37,345.30

8. Available Principal Collections (total of items 5, 6 and 7)	$10,275,667.75

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$10,275,667.75

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2016-E-I

1. Excess Spread	$314,030.77

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Required Amount	$0.00

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$43,355.00

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2016-E-II Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$270,675.77

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2013-3	0.00	0.00	0.00	0.00	0.00

2014-2	0.00	0.00	0.00	0.00	0.00

2014-3	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2016-E-II:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

N. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	6.9756%

b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.9549%

b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

Series 2016-E-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	48,307,217.23	25,109,000.00	23,198,217.23
Beginning Adjusted Invested Amount	N/A	25,109,000.00	N/A
Floating Allocation Percentage	N/A	51.9777%	48.0223%
Principal Allocation Percentage	N/A	51.9777%	48.0223%
Collections of Finance Charge Receivables	901,355.73	468,504.34	432,851.39
Collections of Principal Receivables	19,012,988.37	9,882,521.75	9,130,466.62
Defaulted Amount	69,351.77	36,047.48	33,304.29

Ending Invested Amount / Transferor Amount	47,541,717.44	25,109,000.00	22,432,717.44

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			N/A
Coupon June 07, 2016 - July 14, 2016			5.23000%
Monthly Interest Due			138,615.63
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			138,615.63
Investor Default Amount			36,047.48
Investor Monthly Fees Due			41,848.33
Investor Additional Amounts Due			0.00
Total Due			216,511.44

Investor Finance Charge Collections			468,504.34
Series Adjusted Portfolio Yield			20.95%
Base Rate			7.33%
Excess Spread Percentage			12.04%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			25,109,000.00
Distributions of Interest			138,615.63
Distributions of Principal			0.00
Total Distributions			138,615.63
Ending Certificates Balance			25,109,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2016-E-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$5.52

(2) The amount of the distribution in respect of Monthly Interest	$5.52

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2016-E-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1)    The amount of reductions in the Scheduled Partial Amortization Amount for each of the following Referenced Series pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount:

a. Series 2012-1	$0.00
b. Series 2013-1	$0.00
c. Series 2013-2	$0.00

(2) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The total amount reimbursed in respect of the reductions in the Scheduled Partial Amortization Amount for each of the following References Series:

a. Series 2012-1	$0.00
b. Series 2013-1	$0.00
c. Series 2013-2	$0.00

(4) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Series 2016-E-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2016-E-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2012-1	6,061,000.00	0.00	0.00	0.00	0.00	6,061,000.00
2013-1	11,905,000.00	0.00	0.00	0.00	0.00	11,905,000.00
2013-2	7,143,000.00	0.00	0.00	0.00	0.00	7,143,000.00

Series 2016-E-II
Invested Amount	25,109,000.00	0.00	0.00	0.00	0.00	25,109,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$468,504.34

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$36,047.48
d. Monthly Interest	$138,615.63
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$293,841.23

H. Reallocated Principal Collections

1. Principal Allocation Percentage	51.9777%

2. Series 2016-E-II Allocable Principal Collections	$19,012,988.37

3. Principal Allocation Percentage of Series 2016-E-II Allocable Principal Collections	$9,882,521.75

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$9,882,521.75

6. Shared Principal Collections from other Series allocated to Series 2016-E-II	$0.00

7. Other amounts treated as Available Principal Collections	$36,047.48

8. Available Principal Collections (total of items 5, 6 and 7)	$9,918,569.23

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$9,918,569.23

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2016-E-II

1. Excess Spread	$293,841.23

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Required Amount	$0.00

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$41,848.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2016-E-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$251,992.90

L. Amounts and Applications Relating to the Referenced Series
Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2012-1	0.00	0.00	0.00	0.00	0.00

2013-1	0.00	0.00	0.00	0.00	0.00

2013-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2016-E-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

N. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	7.3304%

b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.9549%

b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A